Robeco Investment Funds

Robeco Boston Partners Large Cap Value Fund

Robeco Boston Partners Mid Cap Value Fund

Robeco Boston Partners Small Cap Value Fund II

Robeco Boston Partners All-Cap Value Fund

Robeco Boston Partners Long/Short Equity Fund

Robeco WPG Core Bond Fund

Robeco WPG Large Cap Growth Fund

Robeco WPG Small Cap Value Fund

Institutional Class

(INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

Supplement dated September 4, 2007

to Prospectus dated December 31, 2006

(as revised January 1, 2007)

THE EFFECTIVE DATE OF THE CHANGES DESCRIBED BELOW IS SEPTEMBER 4, 2007.

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective September 4, 2007, the name of the Robeco WPG Large Cap Growth Fund changed to the Robeco WPG 130/30 Large Cap Core Fund and is now offered in a separate Prospectus. All references to the Robeco WPG Large Cap Growth Fund in the Prospectus dated December 31, 2007 as revised January 1, 2007 are hereby deleted.

Please retain this Supplement for future reference.